Discontinued Operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

4.  Discontinued operations

In December 2018, the Group acquired and started to consolidate Beijing Yitian Xindong Network Technology Co., Ltd. (“Yitian Xindong”). See Note 5.

In May 2020, the Group sold all of its investment in Yitian Xindong, as well as its rights to contingent returnable consideration under certain price adjustment mechanisms in connection with its original investment, with a total consideration of RMB313.6 million and recognized a disposal loss of RMB14.7 million (US$2.1 million) in 2020. Yitian Xindong was a subsidiary and a separate reporting unit of the Group, and the disposal of Yitian Xindong represents the Group’s strategic shift in operation of online literature business that had a major effect on the Group’s operations and financial results. Therefore, the disposal of Yitian Xindong was qualified for reporting as a “discontinued operation” in the Group’s financial statements. Accordingly, Yitian Xindong’s results of operations have been excluded from the Group’s results from continuing operations in the consolidated statements of comprehensive income/(loss) and are presented in separate line items as discontinued operations for the years ended December 31, 2018, 2019 and 2020. Additionally, the related assets and liabilities associated with the discontinued operations in the consolidated balance sheets as of December 31, 2019 were classified as assets/liabilities held for sale to provide the comparable financial information. The financial information disclosed in this 20-F document is presented on a continuing operations basis, unless otherwise specifically stated.

The following tables set forth the assets, liabilities, results of operations and cash flows of discontinued operations, that were included in the Group’s consolidated financial statements (in thousands):

As of December 31,
2019
RMB
Assets
Current assets:
Cash and cash equivalents	46,840
Accounts receivable, net	28,645
Amounts due from related parties	3,070
Prepayment and other current assets*	105,477
Total current assets associated with discontinued operations	184,032
Property and equipment, net	4,293
Intangible assets, net	85,647
Goodwill	338,288
Operating lease right-of-use assets	1,240
Total non-current assets associated with discontinued operations	429,468
Total assets associated with discontinued operations	613,500
Liabilities
Current liabilities:
Accounts payable	10,910
Amounts due to related parties	68
Advances from customers	9,728
Taxes payable	3,746
Salary and welfare payable	17,118
Accrued expenses and other current liabilities	19,319
Operating lease liabilities	2,452
Total current liabilities associated with discontinued operations	63,341
Deferred tax liabilities	5,668
Operating lease liabilities	8
Total non-current liabilities associated with discontinued operations	5,676
Total liabilities associated with discontinued operations	69,017

Note:

* Prepayment and other current assets included the financial assets — contingent returnable consideration of RMB98.5 million, which represented the fair value of the Group’s right to receive the contingent returnable consideration, subject to certain price adjustment mechanisms based on Yitian Xindong’s operating and financial performance in 2019 and 2020. The Group assesses the probability of whether Yitian Xindong’s operating and financial performance targets in 2019 and 2020 could be achieved at each reporting period, and adjusts the fair value of the financial assets accordingly based on its probability assessment.

4. Discontinued operations (Continued)	For the Years Ended December 31,
	2018	2019	2020*
Revenues	1,098	203,281	69,917
Cost of revenues	(705)	(84,972)	(33,875)
Gross profit	393	118,309	36,042
Operating expenses:
Sales and marketing expenses	(582)	(74,011)	(29,377)
General and administrative expenses	(144)	(29,741)	(6,539)
Technology and product development expenses	—	(26,016)	(9,664)
Goodwill impairment	—	—	(39,352)
Changes in fair value of financial assets-contingent returnable consideration	—	62,051	—
Total operating expenses	(726)	(67,717)	(84,932)
(Loss)/income from operations	(333)	50,592	(48,890)
Interest income, net	5	597	270
Loss from disposal of discontinued operations	—	—	(14,678)
Others, net	—	1,344	569
(Loss)/income before tax	(328)	52,533	(62,729)
Income tax benefit	14	1,709	363
Net (loss)/income from discontinued operations	(314)	54,242	(62,366)

	For the Years Ended December 31,
	2018	2019	2020*
Net cash provided by discontinued operating activities	2,088	41,080	186
Net cash (used in)/provided by discontinued investing activities	(62,057)	(25,952)	265,753
Net cash used in discontinued financing activities	—	(144,100)	—

Note:

* The results of operations and cash flows of discontinued operations included those of the discontinued operations from January 1, 2020 to May 18, 2020.